Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2.                                      Significant Accounting Policies

(a)                               Use of Estimates

In preparing the Company’s consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include: provision for product returns, allowance for doubtful accounts, inventory provision, useful lives of amortizable intangible assets, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company’s business and new information as it becomes available. If historical experience and other factors used by management to make these estimates do not reasonably reflect future activity, the Company’s consolidated financial statements could be materially impacted.

(b)                               Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased. Cash equivalents as of December 31, 2011 and 2010 are short-term deposits and investments with banks with original maturities of three months or less.

(c)                                Short-term Investments

Short-term investments are classified as being available-for-sale and are reported at fair value with all unrealized gains and temporary unrealized losses recognized in other comprehensive income. Other-than-temporary credit losses that represent a decrease in the cash flows expected to be collected on the short-term investments are recognized in net income (loss). Related fees and costs are recorded in consolidated statements of income when they are incurred.

(d)                               Accounts Receivable

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. The Company determines the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay.

(e)                                Inventories

Inventories are stated at the lower of cost or replacement cost with respect to raw materials and the lower of cost and net realizable value with respect to finished goods and work in progress. Cost of work in progress and finished goods is generally determined on weighted average cost basis and includes direct material, direct labour and overhead. Net realizable value represents the anticipated selling price less estimated costs of completion and distribution.

(f)                                 Property, Plant and Equipment

Property, plant and equipment are recorded at cost.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expenses as incurred. Equipment purchased for specific research and development projects with no alternative uses are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in operating income (loss).

Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and building	30 years
Land-use rights	term of leases, ranging from 28 to 49 years
Machinery and equipment	5 to 10 years
Motor vehicles	5 years
Office equipment and furniture	3 to 5 years
Leasehold improvement	Lesser of useful lives and term of lease

(g)                                Licenses and Permits

The Company capitalizes the patent payment and the purchase cost of vaccines if the vaccine has received a new drug certificate from the State Food and Drug Administration (“SFDA”) of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses and permits, in relation to the production and sales of pharmaceutical products, are amortized on a straight-line basis over their respective useful lives, which are estimated to be 10 years for inactivated hepatitis A and recombinant hepatitis A&B licenses and 20 years for H5N1 license. Useful lives of licenses and permits are subject to the uncertainties described in note 1.

(h)                               Impairment of Long-Lived Assets

Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset.  If the asset is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset and its estimated fair value based on discounted net future cash flows. There were no impairment adjustments to the carrying value of the long-lived assets for the years ended December 31, 2011, 2010 and 2009.

(i)                                  Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method.  Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statements and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

On January 1, 2007, the Company adopted the guidance issued by the Financial Accounting Standards Board (“FASB”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 (“FIN 48”), codified in the FASB Accounting Standards Codification (“ASC”) 740, Income Taxes. ASC 740 prescribes a more-likely—than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on the recognition and derecognition of income tax assets and liabilities; classification of current and deferred income tax assets and liabilities accounting for interest and penalties associated with tax positions; accounting for income taxes in interim periods and income tax disclosures.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. Liabilities associated with uncertain tax positions are classified as long-term unless expected to be paid within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheet.

The Company has reviewed the tax positions taken, or to be taken, in its tax return for all tax years currently open to examination by a taxing authority in accordance with the recognition and measurement standards of ASC 740. The Company is not under examination by any authority for income tax purposes and has not applied any income tax filing extension.

The Company is not subject to taxation in the U.S. The Company’s taxing jurisdiction is Antigua and Barbuda. Sinovac Hong Kong’s taxing jurisdiction is Hong Kong. Sinovac Canada has had no transactions/activities since inception. The Company’s four subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian’s taxing jurisdiction is China. Income tax returns filed by the Company and its active subsidiaries that are subject to examination are Sinovac Beijing and Tangshan Yian for the years since 2004 and Sinovac R&D and Sinovac Dalian for the year since 2010.

(j)                                  Value-added Taxes

Value-added taxes collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. Value-added taxes collected from customers are excluded from revenue.

(k)                                 Revenue Recognition

Sales revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred and there is a reasonable assurance of collection of the sales proceeds. The Company generally obtains purchase authorizations from its customers for a specified amount of products at a specified price and considers delivery to have occurred when the customer takes title of the products.  The Company provides its customers with a limited right of return. The product return provision for seasonal influenza vaccine at year end is estimated based on actual sales returns because the returned products are known by the end of the flu season which is generally end of March. As of December 31, 2011, reserves for seasonal influenza vaccine returns are approximately $1 million (December 31, 2010 - $3.2 million). The product return provisions for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine are estimated based on historical return and exchange levels, external data with respect to inventory levels as well as the remaining shelf lives of the products in the distribution channel. As of December 31, 2011, reserves for inactivated hepatitis A vaccine and combined inactivated hepatitis A&B vaccine returns are $1.7 million (December 31, 2010 - $2.6 million). Sales return provision on inactivated hepatitis A and combined inactivated hepatitis A&B represents 8.3% and 16% of private pay market sales in 2011 and 2010, respectively. For H1N1 and H5N1 vaccines, customers do not have a right of return.

Deferred revenue is generally relating to government stockpiling programs and advances received from customers. For government stockpiling programs, the Company generally obtains purchase authorizations from the government for a specified amount of products at a specified price and revenue is recognized when the government takes delivery of the products. If the products expire prior to delivery, revenue related to these expired products is recognized once cash has been received and the products have expired and passed government inspection.

(l)                                   Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handling are part of selling expenses in the consolidated statements of income (loss). In 2011, $1,197,272 (2010 - $1,051,791; 2009 - $1,387,766) related to shipping and handling costs was included in selling expenses in the consolidated statements of income (loss).

(m)                           Advertising Expenses

Advertising costs are expensed as incurred and included in selling expenses. Advertising costs were $11,973 for the year ended December 31, 2011 (2010 - $39,615; 2009 - $67,614).

(n)                               Research and Development

Research and development costs are charged to operations as incurred and are listed as a separate line item on the Company’s consolidated statements of income (loss).

(o)                               Government Grants

Government grants are received from the PRC government by the operating subsidiaries of the Company. Government grants for reimbursement of research and development expenses are taken into income in the period in which the expenses are incurred and the conditions imposed by the government authorities are fulfilled. Government grants for research and development recognized are recorded as reduction to research and development expenses and classified as operating income in the Company’s consolidated statements of income (loss). Government grants for building production facilities are deferred and recognized in income in the same manner as the production facilities are amortized. Interest subsidies are recorded as reduction to interest expenses in the Company’s consolidated statements of income (loss) or recorded as reduction to interest capitalized if the subsidies granted are related to a specific borrowing associated with building a qualifying asset. Other incentives received from local government to encourage expansion of local businesses are recognized in operating income. Government grants are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met.

(p)                               Foreign Currency Transaction

The Company and its active subsidiaries maintain their accounting records in their functional currencies, U.S. dollars and Renminbi Yuan (“RMB”), respectively. The Company translates foreign currency transactions into its functional currency in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date.  At the period end, foreign currency monetary assets, and liabilities are re-evaluated into the functional currency by using the exchange rate in effect at the balance sheet date.  The resulting foreign exchange gains and losses are included in operations.

The assets and liabilities of the foreign subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D, and Sinovac Dalian are translated into U.S. dollars at exchange rates in effect at the balance sheet date.  Revenue and expenses are translated at average exchange rate.  Gain and losses from such translations are included in stockholders’ equity as a component of other comprehensive income.

(q)                               Stock-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options, is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the fair value for the awards.  The value of the portion of the award that is ultimately expected to vest is recognized on a straight-line basis as expense over the requisite service period in the consolidated statements of income (loss).

(r)                                  Comprehensive Income

The Company’s comprehensive income consists of net earnings and foreign currency translation adjustments.

(s)                                 Earnings Per Share

Earnings per share (“EPS”) are calculated in accordance with FASB guidance codified in ASC 260, Earnings per Share. Basic earnings per share are computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents of options.

(t)                                  Financial Instruments and Concentration of Credit Risks

Fair Value of Financial Instruments

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

• Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

• Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

• Level 3 — Unobservable inputs for the asset or liability.

As of December 31, 2011 and 2010, the Company did not have any Level 3 financial assets. As of December 31, 2010, the Company’s Level 2 financial assets were short-term investments measured at fair value. As of December 31, 2011 and 2010, the Company did not have financial liabilities measured at fair value on a recurring basis.

The fair values of financial instruments are estimated at a specific point in time, based on relevant information about financial markets and specific financial instruments.  As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying values of cash and cash equivalents, short-term investments, accounts receivable, short-term loans payable, accounts payable and accrued liabilities, and due from related parties approximate their fair value because of their short term nature.  The fair values of loans payable and long-term payable for acquisition of assets are based on the estimated discounted value of future contractual cash flows which approximate their fair value as they have variable interest rates adjusted every 12 months. The discount rate is estimated using the rates currently offered for debt with similar remaining maturities.

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between US dollars and the Chinese RMB. In 2011, foreign exchange gain of $294,653 (2010 — loss of $209,958; 2009 — loss of $8,880) is included in selling, general and administrative expenses. As at December 31, 2011, cash and cash equivalents of $80,191,109 (RMB 510,392,021) (December 31, 2010 — $46,420,594 (RMB 306,923,681); December 31, 2009 — $64,993,822 (RMB 444,362,763)) are denominated in RMB and are held in PRC and Hong Kong.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, accounts receivable, and short-term investments, the balances of which are stated on the consolidated balance sheets which represents the Company’s maximum exposure. The Company places its cash and cash equivalents in high credit quality financial institutions. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. The Company’s customers are various government agencies in China. No single customer accounted for more than 10% of total sales for the years ended December 31, 2011, 2010 and 2009 except for government stockpile purchases (note 22). To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. The Company does not require collateral or other security to support financial instruments subject to credit risks.

Interest Rate Risks

The Company is subject to interest rate risk.  The interest-bearing loans are short-term or at variable rate based on the respective bank’s primary lending rate (note 9).

(u)                                 Recently Adopted Accounting Standards

Effective January 1, 2011, the Company adopted Accounting Standard Update (“ASU”) 2009-13, which amends ASC 605 Revenue Recognitions, Multiple-Deliverable Revenue Arrangements. The amendments require an entity to allocate arrangement consideration at the inception of the arrangement to all of its deliverables based on relative selling prices. The guidance eliminates the use of the residual method of allocation and expands the ongoing disclosure requirements. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-13, which amends ASC 718 Compensation — Stock Compensation, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification. The amendments are effective for fiscal year beginning on or after December 15, 2010, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-17, which amends ASC 605, Revenue Recognition, Milestone Method of Revenue Recognition. The amendments provide guidance on defining a milestone under ASC 605 and determining when it may be appropriate to apply the milestone method of revenue recognition for research or development transactions. The amendments are effective for fiscal year beginning on or after June 15, 2010, with early adoption permitted. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

Effective January 1, 2011, the Company adopted ASU 2010-29, which amends ASC 805, Business Combinations, Disclosure of Supplementary Pro Forma Information for Business Combinations. The ASU clarifies that if comparative financial statements are presented, the pro forma disclosures for both periods presented should be reported as if the acquisition had occurred as of the beginning of the comparable prior annual reporting period only and not as if it had occurred at the beginning of the current annual reporting period. The ASU also expands the supplemental pro forma disclosure requirements to include a description of the nature and amount of any material non-recurring adjustments that are directly attributable to the business combination. The guidance in the ASU is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, and should be applied prospectively. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

(v)         Recently Issued Accounting Guidance, Not Adopted as of December 31, 2011

In May 2011, the FASB issued ASU 2011-4, which amends the fair value measurement and disclosure guidance in ASC 820, Fair Value Measurement, to converge US GAAP and IFRS requirements for measuring amounts at fair value as well as disclosures about these measurements. The amendments are effective for fiscal year beginning on or after December 15, 2011. The Company is currently evaluating the effect that the adoption of this guidance will have on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-5, which amends the presentation guidance in ASC 220, Comprehensive Income, and will result in more converged guidance on how comprehensive income is presented under US GAAP and IFRS, although some differences remain. The new US GAAP guidance gives companies two choices of how to present items of net income, items of other comprehensive income or separate consecutive statements. Companies will no longer be allowed to present OCI in the statement of stockholders’ equity. Earnings per share would continue to be based on the net income. Although existing guidance related to items that must be presented in other comprehensive income (“OCI”) has not changed, companies will be required to display reclassification adjustments for each component of OCI in both net income and OCI. Also companies will need to present the components of other comprehensive income in their interim and annual financial statements. The amendments are effective for fiscal year beginning on or after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which defers ASU 2011-05 requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and OCI on the face of the financial statements. Companies are still required to present reclassifications out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The ASU also defers the requirement to report reclassification adjustments in interim periods. The Company is currently evaluating the effect that the adoption of this guidance will have on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which amends the disclosure guidance in ASC 210, Balance Sheet. New disclosures are required to enable users of financial statements to understand significant quantitative differences in balance sheets prepared under US GAAP and IFRS related to the offsetting of financial instruments. The existing US GAAP guidance allowing balance sheet offsetting, including industry-specific guidance, remains unchanged. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The amendments should be applied retrospectively for all prior periods presented.

(w)       Comparative Figures

Certain comparative figures have been reclassified in order to conform with the presentation adopted in the current year.